EARNINGS PER SHARE (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EARNINGS PER SHARE [Abstract]
Number of ordinary shares related to outstanding options, warrants and convertible loans excluded from the calculations of diluted loss per share	7,362,598	8,117,577	5,406,613	5,406,613	2,375,528	1,469,347